Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 863,902,414.00
Previously Paid Amount	15,310.00
Total Fee Amount	132,263.46
Total Offset Amount	0.00
Net Fee	$ 116,953.46